NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
NET INCOME PER SHARE
NET INCOME PER SHARE

24. NET INCOME PER SHARE

Basic net income per share is the amount of net income attributable to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income attributable to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares.

The following table sets forth the computation of basic and diluted net income per share for the years and periods indicated:

	For the Year Ended December 31,
	2023	2024	2025

	(RMB in thousands, except for share and per share data)
Numerator:
Net income attributable to KE Holdings Inc.	5,883,224	4,064,900	2,993,975
Net income attributable to KE Holdings Inc.’s ordinary shareholders	5,883,224	4,064,900	2,993,975

Denominator:
Denominator for basic net income per share-weighted average ordinary shares outstanding	3,521,379,938	3,409,772,592	3,326,149,994
Adjustments for dilutive share options	9,338,346	11,026,547	4,954,186
Adjustments for dilutive restricted shares	72,916,553	104,034,579	113,084,875
Adjustments for dilutive restricted share units	8,018,183	12,574,311	27,887,094
Denominator for diluted net income per share-weighted average ordinary shares outstanding	3,611,653,020	3,537,408,029	3,472,076,149
Net income per share attributable to ordinary shareholders:
—Basic	1.67	1.19	0.90
—Diluted	1.63	1.15	0.86